                            SUPPLEMENT TO PROSPECTUS
              FOR THE MANUFACTURERS LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H
                              DATED JANUARY 1, 2002

         For contracts purchased on and after January 28, 2002 purchase payments will be allocated to variable account investment options that invest in Class B shares of the Trust. Contract owners who purchased their contracts prior to January 28, 2002 may continue to allocate purchase payments to variable investment options that invest in Class A shares of the Trust. Class B shares of the Trust are subject to a 0.35% Rule 12b-1 plan and are described in the Trust prospectus, as supplemented January 2, 2002.

         Set forth below is the "Trust Annual Expenses (Class B shares) and the Example of Expenses reflecting the Class B shares.

                     TRUST ANNUAL EXPENSES (CLASS B SHARES)
     (as a percentage of Trust average net assets for the fiscal year ended
                             December 31, 2000)(I)

                                                                                                                  TOTAL TRUST
                                                                                        OTHER EXPENSES          ANNUAL EXPENSES
                                         MANAGEMENT                                     (AFTER EXPENSE          (AFTER EXPENSE
     TRUST PORTFOLIO                        FEES          CLASS B RULE 12b-1 FEE        REIMBURSEMENT)          REIMBURSEMENT)
     ---------------                        ----          ----------------------        --------------          --------------
Internet Technologies ................     1.000%                0.350%                     0.130%                 1.480%(E)
Pacific Rim Emerging Markets .........     0.700%                0.350%                     0.180%                 1.230%
Telecommunications ...................     0.950%                0.350%                     0.130%                 1.430%(A)
Science & Technology .................     0.916%(F)             0.350%                     0.040%                 1.306%
International Small Cap ..............     0.914%                0.350%                     0.440%                 1.704%
Health Sciences ......................     0.950%(F)             0.350%                     0.130%                 1.430%(A)
Aggressive Growth ....................     0.850%                0.350%                     0.070%                 1.270%
Emerging Small Company ...............     0.896%                0.350%                     0.050%                 1.296%
Small Company Blend ..................     0.900%                0.350%                     0.140%                 1.390%
Dynamic Growth .......................     0.850%                0.350%                     0.070%                 1.270%(E)
Mid Cap Growth .......................     0.850%                0.350%                     0.280%                 1.480%(A)
Mid Cap Opportunities ................     0.850%                0.350%                     0.230%                 1.430%(A)
Mid Cap Stock ........................     0.775%                0.350%                     0.075%                 1.200%
All Cap Growth .......................     0.778%                0.350%                     0.050%                 1.178%
Financial Services ...................     0.800%                0.350%                     0.090%                 1.240%(A)
Overseas .............................     0.800%                0.350%                     0.200%                 1.350%
International Stock ..................     0.850%(F)             0.350%                     0.180%                 1.380%
International Value ..................     0.850%                0.350%                     0.180%                 1.380%
Capital Appreciation .................     0.750%                0.350%                     0.500%(H)              1.600%(H)
Strategic Opportunities ..............     0.700%                0.350%                     0.050%                 1.100%
Quantitative Mid Cap .................     0.650%                0.350%                     0.070%                 1.070%(A)
Global Equity ........................     0.750%                0.350%                     0.120%                 1.220%
Strategic Growth .....................     0.750%                0.350%                     0.120%                 1.220%(A)
Growth ...............................     0.683%                0.350%                     0.050%                 1.083%
Large Cap Growth .....................     0.750%                0.350%                     0.065%                 1.165%
All Cap Value ........................     0.800%                0.350%                     0.140%                 1.290%(A)
Capital Opportunities ................     0.750%                0.350%                     0.160%                 1.260%(A)
Quantitative Equity ..................     0.596%                0.350%                     0.050%                 0.996%
Blue Chip Growth .....................     0.713%(F)             0.350%                     0.035%                 1.098%
Utilities ............................     0.750%                0.350%                     0.270%                 1.370%(A)
Real Estate Securities ...............     0.647%(A)             0.350%                     0.060%                 1.057%
Small Company Value ..................     0.900%(F)             0.350%                     0.190%                 1.440%
Mid Cap Value ........................     0.800%                0.350%                     0.160%                 1.310%(A)
Value ................................     0.650%                0.350%                     0.060%                 1.060%
Tactical Allocation ..................     0.750%                0.350%                     0.430%                 1.530%(E)
Fundamental Value ....................     0.800%                0.350%                     0.130%                 1.280%(A)

                                                                                                                  TOTAL TRUST
                                                                                        OTHER EXPENSES          ANNUAL EXPENSES
                                         MANAGEMENT                                     (AFTER EXPENSE          (AFTER EXPENSE
     TRUST PORTFOLIO                        FEES          CLASS B RULE 12b-1 FEE        REIMBURSEMENT)          REIMBURSEMENT)
     ---------------                        ----          ----------------------        --------------          --------------
Growth & Income ......................     0.524%                0.350%                     0.040%                 0.914%
U.S. Large Cap Value .................     0.725%                0.350%                     0.055%                 1.130%
Equity-Income ........................     0.725%(F)             0.350%                     0.035%                 1.110%
Income & Value .......................     0.650%                0.350%                     0.060%                 1.060%
Balanced .............................     0.554%(A)             0.350%                     0.060%                 0.964%
High Yield ...........................     0.625%                0.350%                     0.065%                 1.040%
Strategic Bond .......................     0.625%                0.350%                     0.095%                 1.070%
Global Bond ..........................     0.600%                0.350%                     0.200%                 1.150%
Total Return .........................     0.600%                0.350%                     0.065%                 1.015%
Investment Quality Bond ..............     0.500%                0.350%                     0.080%                 0.930%
Diversified Bond .....................     0.600%                0.350%                     0.060%                 1.010%
U.S. Government Securities. ..........     0.550%                0.350%                     0.070%                 0.970%
Money Market .........................     0.350%                0.350%                     0.040%                 0.740%
Small Cap Index ......................     0.375%                0.350%                     0.075%(G)              0.800%(E)
International Index ..................     0.400%                0.350%                     0.050%(G)              0.800%(E)
Mid Cap Index ........................     0.375%                0.350%                     0.075%(G)              0.800%(E)
Total Stock Market Index .............     0.375%                0.350%                     0.075%(G)              0.800%(E)
500 Index ............................     0.375%                0.350%                     0.025%(G)              0.750%(E)
Lifestyle Aggressive 1000(D) .........     0.070%                0.000%                     1.238%(B)              1.308%(C)
Lifestyle Growth 820(D) ..............     0.055%                0.000%                     1.166%(B)              1.221%(C)
Lifestyle Balanced 640(D) .............    0.055%                0.000%                     1.092%(B)              1.147%(C)
Lifestyle Moderate 460(D) ............     0.064%                0.000%                     1.026%(B)              1.090%(C)
Lifestyle Conservative 280(D) ........     0.075%                0.000%                     0.984%(B)              1.059%(C)

(A)  Based on estimates to be made during the current fiscal year.

(B)  Reflects expenses of the Underlying Portfolios.

(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios, (b) taxes,
     (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)


If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.

This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2000) as noted in the chart below:

                                MANAGEMENT      RULE 12b-1           OTHER          TOTAL TRUST
TRUST PORTFOLIO                    FEES            FEES            EXPENSES       ANNUAL EXPENSES
Lifestyle Aggressive 1000 ...     0.070%          0.000%            1.263%             1.333%
Lifestyle Growth 820 ........     0.055%          0.000%            1.176%             1.231%
Lifestyle Balanced 640 ......     0.055%          0.000%            1.102%             1.157%
Lifestyle Moderate 460 ......     0.064%          0.000%            1.051%             1.115%
Lifestyle Conservative 280 ..     0.075%          0.000%            1.016%             1.091%

(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.

(E) Annualized - For the period May 1, 2000 (commencement of operations) to December 31, 2000.

(F) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Blue Chip Growth Trust, Small Company Value Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                            FEE REDUCTION
     COMBINED ASSET LEVELS                      (AS A PERCENTAGE OF THE ADVISORY FEE)
     First $750 million                                         0.00%
     Between $750 million and $1.5 billion                      2.50%
     Between $1.5 billion and $3.0 billion                      3.75%
     Over $3.0 billion                                          5.00%

     The fee reductions are applied to the advisory fees of each of the six portfolios. This voluntary fee waiver may be terminated at any time by the adviser. As of September 30, 2001, the combined asset level for all six portfolios was approximately $3.396 billion resulting in a fee reduction of 3.408%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.

(G) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.097% and 0.650%, respectively, for the International Index Trust, 0.125% and 0.650%, respectively, for the Small Cap Index Trust, and 0.164% and 0.690%, respectively, for the Mid Cap Index Trust and 0.090% and 0.620%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2001 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.

(H) Annualized - For period November 1, 2000 (commencement of operations) to December 31, 2000. For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Appreciation Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2000. If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.700% and 1.600%, respectively. These voluntary expense reimbursements may be terminated at any time.

(I) Effective January 1, 2002, the Trust implemented a Class B Rule 12b-1 plan while simultaneously reducing its advisory fees (by 0.15%) and implementing advisory fee breakpoints. The Trust Annual Expense chart reflects these changes.

EXAMPLE

If you surrendered the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming (a) all purchase payments are allocated to allocated to variable account investment options that invest in Class B shares of the Trust, (b) 5% annual return on assets and (c) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated: (For contracts issued on or after November 1, 1996, no withdrawal charges will be imposed upon surrender, therefore, for such contracts please refer to the second table.)

TRUST PORTFOLIO                              1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                              ------          ------          ------          -------
Internet Technologies                          59              125             164             344
Pacific Rim Emerging Markets                   57              118             152             320
Telecommunications                             59              124             162             339
Science & Technology                           57              120             156             328
International Small Cap                        61              132             175             364
Health Sciences                                59              124             162             339
Aggressive Growth                              57              119             154             324
Emerging Small Company                         57              120             155             327
Small Company Blend                            58              123             160             336
Dynamic Growth                                 57              119             154             324
Mid Cap Growth                                 59              125             164             344
Mid Cap Opportunities                          59              124             162             339
Mid Cap Stock                                  56              117             150             318
All Cap Growth                                 56              117             149             315
Financial Services                             57              118             152             321
Overseas                                       58              122             158             332
International Stock                            58              122             159             335
International Value                            58              122             159             335
Capital Appreciation                           60              129             170             355
Strategic Opportunities                        55              114             145             308
Quantitative Mid Cap                           55              114             144             305
Global Equity                                  57              118             151             319
Strategic Growth                               57              118             151             319
Growth                                         55              114             145             306
Large Cap Growth                               56              116             149             314
All Cap Value                                  57              120             155             326
Capital Opportunities                          57              119             153             323
Quantitative Equity                            54              111             140             298
Blue Chip Growth                               55              114             145             308
Utilities                                      58              122             159             334
Real Estate Securities                         55              113             143             304
Small Company Value                            59              124             162             340
Mid Cap Value                                  58              120             156             328
Value                                          55              113             143             304
Tactical Allocation                            60              127             166             348
Fundamental Value                              57              120             154             325
Growth & Income                                54              109             136             290
U.S. Large Cap Value                           56              115             147             311
Equity-Income                                  56              115             146             309
Income & Value                                 55              113             143             304
Balanced                                       54              110             139             295
High Yield                                     55              113             142             302
Strategic Bond                                 55              114             144             305
Global Bond                                    56              116             148             313
Total Return                                   55              112             141             300
Investment Quality Bond                        54              109             137             291
Diversified Bond                               55              112             141             299
U.S. Government Securities                     54              111             139             295
Money Market                                   52              104             128             273
Small Cap Index                                53              106             131             279

TRUST PORTFOLIO                              1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                              ------          ------          ------          -------
International Index                            53              106             131             279
Mid Cap Index                                  53              106             131             279
Total Stock Market Index                       53              106             131             279
500 Index                                      52              104             128             274
Lifestyle Aggressive 1000                      57              120             156             328
Lifestyle Growth 820                           57              118             151             320
Lifestyle Balanced 640                         56              116             148             313
Lifestyle Moderate 460                         55              114             145             307
Lifestyle Conservative 280                     55              113             143             304

If you selected an annuity benefit payment option as provided in the contract or did not surrender the contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming (a) all purchase payments are allocated to allocated to variable account investment options that invest in Class B shares of the Trust, (b) 5% annual return on assets and (c) all Trust portfolio expense reimbursements remain in effect for the time periods illustrated:

TRUST PORTFOLIO                              1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                              ------          ------          ------          -------
Internet Technologies                          32              97              164             344
Pacific Rim Emerging Markets                   29              89              152             320
Telecommunications                             31              95              162             339
Science & Technology                           30              91              156             328
International Small Cap                        34              103             175             364
Health Sciences                                31              95              162             339
Aggressive Growth                              30              90              154             324
Emerging Small Company                         30              91              155             327
Small Company Blend                            31              94              160             336
Dynamic Growth                                 30              90              154             324
Mid Cap Growth                                 32              97              164             344
Mid Cap Opportunities                          31              95              162             339
Mid Cap Stock                                  29              88              150             318
All Cap Growth                                 29              88              149             315
Financial Services                             29              89              152             321
Overseas                                       30              93              158             332
International Stock                            31              94              159             335
International Value                            31              94              159             335
Capital Appreciation                           33              100             170             355
Strategic Opportunities                        28              85              145             308
Quantitative Mid Cap                           28              84              144             305
Global Equity                                  29              89              151             319
Strategic Growth                               29              89              151             319
Growth                                         28              85              145             306
Large Cap Growth                               28              87              149             314
All Cap Value                                  30              91              155             326
Capital Opportunities                          29              90              153             323
Quantitative Equity                            27              82              140             298
Blue Chip Growth                               28              85              145             308
Utilities                                      30              93              159             334
Real Estate Securities                         27              84              143             304
Small Company Value                            31              95              162             340
Mid Cap Value                                  30              92              156             328
Value                                          27              84              143             304
Tactical Allocation                            32              98              166             348
Fundamental Value                              30              91              154             325

TRUST PORTFOLIO                              1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                              ------          ------          ------          -------
Growth & Income                                26              80              136             290
U.S. Large Cap Value                           28              86              147             311
Equity-Income                                  28              86              146             309
Income & Value                                 27              84              143             304
Balanced                                       26              81              139             295
High Yield                                     27              84              142             302
Strategic Bond                                 28              84              144             305
Global Bond                                    28              87              148             313
Total Return                                   27              83              141             300
Investment Quality Bond                        26              80              137             291
Diversified Bond                               27              83              141             299
U.S. Government Securities                     27              81              139             295
Money Market                                   24              75              128             273
Small Cap Index                                25              76              131             279
International Index                            25              76              131             279
Mid Cap Index                                  25              76              131             279
Total Stock Market Index                       25              76              131             279
500 Index                                      24              75              128             274
Lifestyle Aggressive 1000                      30              91              156             328
Lifestyle Growth 820                           29              89              151             320
Lifestyle Balanced 640                         28              87              148             313
Lifestyle Moderate 460                         28              85              145             307
Lifestyle Conservative 280                     27              84              143             304

For purposes of presenting the foregoing Examples, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.


                        SUPPLEMENT DATED JANUARY 10, 2002


Vision.Supp 1/2002